NOTE RECEIVABLE (Details) - USD ($)	6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022	Jan. 29, 2021
NOTE RECEIVABLE
Principal amount			$ 7,500,000	$ 7,500,000
Interest rate (in percent)				2.00%
Outstanding principal balance	$ 0		7,500,000
Interest income	37,808	$ 73,973
Outstanding interest balance	$ 0		$ 262,192